DoubleLine Selective Credit Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
219,408	Series 2015-SBC5-A	4.10%	(b)(c)	01/14/2026	212,300
	Total Asset Backed Obligations (Cost $219,408)				212,300
COLLATERALIZED LOAN OBLIGATIONS - 0.4%
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	12.04%	(c)	10/20/2030	996,361
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	12.74%	(c)	07/15/2029	952,320
	Total Collateralized Loan Obligations (Cost $1,980,000)				1,948,681
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.3%
	20 Times Square Trust
381,000	Series 2018-20TS-G	3.20%	(b)(c)	05/15/2035	290,322
	BB-UBS Trust
177,850	Series 2012-TFT-TE	3.68%	(b)(c)(d)	06/05/2030	147,314
	Citigroup Commercial Mortgage Trust
224,000	Series 2015-GC27-D	4.57%	(b)(c)	02/10/2048	201,808
	Commercial Mortgage Pass Through Certificates
194,000	Series 2014-CR19-C	4.78%	(b)	08/10/2047	182,346
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	8.17%	(c)	07/05/2033	270,083
	Morgan Stanley Bank of America Merrill Lynch Trust
250,000	Series 2014-C18-C	4.56%	(b)	10/15/2047	241,391
350,000	Series 2014-C19-C	4.00%		12/15/2047	332,179
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,882,526)				1,665,443
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 95.8%
	Adjustable Rate Mortgage Trust
3,524,038	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	5.98%		01/25/2036	3,229,219
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	6.46%		07/25/2035	7,841,880
	AMSR Trust
1,750,000	Series 2020-SFR2-C	2.53%	(c)	07/17/2037	1,684,850
6,000,000	Series 2020-SFR4-E2	2.46%	(c)	11/17/2037	5,681,624
7,750,000	Series 2020-SFR4-F	2.86%	(c)	11/17/2037	7,368,421
3,222,000	Series 2024-SFR1-B	4.29%	(c)	07/17/2041	3,027,440
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39%	(b)(c)	07/25/2066	3,298,209
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20%	(b)(c)	10/25/2048	6,602,890
	Asset Backed Securities Corp. Home Equity
4,067,030	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	10.69%		01/15/2033	3,691,128
	Banc of America Alternative Loan Trust
3,687,893	Series 2007-1-3A24	6.00%		04/25/2037	2,988,000
	Banc of America Funding Corp.
832,238	Series 2006-2-2A11	5.50%		03/25/2036	674,161
851,588	Series 2007-1-TA8	6.35%	(e)	01/25/2037	751,481
2,954,345	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.70%	(c)	06/26/2036	2,349,351

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Banc of America Mortgage Securities, Inc.
1,086,712	Series 2006-3-1A10	6.00%		10/25/2036	884,927
	BCAP LLC Trust
8,180,472	Series 2012-RR4-6A2	5.63%	(b)(c)	11/26/2035	4,225,198
3,332,265	Series 2013-RR2-6A2	5.09%	(b)(c)	06/26/2037	2,565,415
	Bear Stearns Adjustable Rate Mortgage Trust
2,055,854	Series 2006-2-2A1	4.54%	(b)	07/25/2036	1,711,495
	Bear Stearns Alt-A Trust
1,697,438	Series 2005-10-23A1	5.04%	(b)	01/25/2036	1,506,477
6,095,349	Series 2006-3-21A1	4.54%	(b)	05/25/2036	4,311,320
1,438,303	Series 2006-4-31A1	4.79%	(b)	07/25/2036	879,872
	Bear Stearns Asset Backed Securities Trust
637,842	Series 2006-AC5-A1	6.75%	(e)	12/25/2036	623,763
4,911,814	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.17%		10/25/2036	7,961,016
633,572	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.92%		04/25/2036	611,942
	Carrington Mortgage Loan Trust
3,799,557	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	5.60%		12/25/2036	3,673,995
	Chase Mortgage Finance Corp.
1,594,808	Series 2006-S2-1A9	6.25%		10/25/2036	585,991
3,689,014	Series 2006-S3-1A2	6.00%		11/25/2036	1,463,085
316,780	Series 2007-S3-1A12	6.00%		05/25/2037	136,930
	CIM Trust
9,225,549	Series 2023-R2-A1	5.50%	(b)(c)	08/25/2064	9,237,847
10,531,621	Series 2023-R4-A1	5.00%	(b)(c)	05/25/2062	10,345,470
	Citigroup Mortgage Loan Trust, Inc.
437,530	Series 2005-9-21A2	5.50%		11/25/2035	424,642
513,080	Series 2007-AR8-1A1A	3.90%	(b)	08/25/2047	433,725
3,648,612	Series 2009-10-2A2	7.00%	(b)(c)(d)	12/25/2035	2,561,506
993,620	Series 2011-12-1A2	4.13%	(b)(c)	04/25/2036	592,414
8,105,996	Series 2019-A-PT1	3.92%	(c)	10/25/2058	6,667,709
7,681,213	Series 2020-RP1-A1	1.50%	(b)(c)	08/25/2064	6,609,569
1,040,000	Series 2020-RP1-M1	2.00%	(b)(c)	08/25/2064	761,623
874,000	Series 2020-RP1-M2	2.50%	(b)(c)	08/25/2064	625,885
738,000	Series 2020-RP1-M3	2.75%	(b)(c)	08/25/2064	514,872
1,937,914	Series 2020-RP1-PT5	6.85%	(b)(c)	08/25/2064	1,594,938
1,581,422	Series 2021-JL1-A	2.75%	(b)(c)	02/27/2062	1,494,991
	Citimortgage Alternative Loan Trust
835,231	Series 2006-A1-1A6	6.00%		04/25/2036	762,639
3,395,414	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		05/25/2036	2,813,871
3,739,166	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.00%	(f)(g)	05/25/2036	164,462
5,577,014	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	5.96%		05/25/2037	4,480,466
5,577,014	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.14%	(f)(g)	05/25/2037	301,959
1,690,361	Series 2007-A6-1A4	6.00%		06/25/2037	1,396,477
1,151,956	Series 2007-A6-1A5	6.00%		06/25/2037	951,698
1,592,643	Series 2007-A8-A1	6.00%		10/25/2037	1,387,165
	Countrywide Alternative Loan Trust
1,516,177	Series 2004-27CB-A6	5.50%		12/25/2034	1,311,374
773,233	Series 2005-28CB-2A7	5.75%		08/25/2035	492,135
1,945,382	Series 2005-4-1A3	5.75%		04/25/2035	1,351,493
1,001,933	Series 2005-46CB-A20	5.50%		10/25/2035	698,490
3,191,676	Series 2005-55CB-2A1	5.50%		11/25/2035	1,827,301
1,997,670	Series 2005-65CB-1A11	6.00%		01/25/2036	1,360,957
148,340	Series 2005-73CB-1A3	6.25%		01/25/2036	139,866
2,535,723	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%		01/25/2036	1,263,159
2,535,723	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%	(f)(g)	01/25/2036	95,577

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
6,278,962	Series 2005-80CB-4A1	6.00%		02/25/2036	2,928,509
1,096,404	Series 2006-14CB-A8	6.00%		06/25/2036	599,214
10,339,102	Series 2006-31CB-A4	6.00%		11/25/2036	5,843,727
2,400,801	Series 2006-41CB-2A12	6.00%		01/25/2037	1,215,233
916,465	Series 2006-41CB-2A15	5.75%		01/25/2037	446,159
2,941,269	Series 2006-46-A6	6.00%		02/25/2047	1,413,455
1,584,537	Series 2006-7CB-2A1	6.50%		05/25/2036	709,766
948,090	Series 2006-8T1-1A4	6.00%		04/25/2036	439,107
962,503	Series 2006-J4-2A13	6.00%		07/25/2036	565,392
2,650,539	Series 2006-J4-2A8	6.00%		07/25/2036	1,556,975
924,093	Series 2006-J6-A5	6.00%		09/25/2036	442,022
755,592	Series 2007-13-A4	6.00%		06/25/2047	386,217
11,582,208	Series 2007-16CB-3A1	6.75%		08/25/2037	2,497,599
4,169,291	Series 2007-2CB-2A9	5.75%		03/25/2037	2,080,542
3,225,603	Series 2007-4CB-1A9	5.75%		04/25/2037	2,607,699
3,499,710	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%		06/25/2047	2,843,130
	Countrywide Asset-Backed Certificates
8,481,599	Series 2005-17-1AF4	6.55%	(e)	05/25/2036	6,640,732
9,152,305	Series 2006-25-M1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.71%		06/25/2047	7,514,599
	Countrywide Home Loan Mortgage Pass Through Trust
85,352	Series 2006-10-1A11	5.85%		05/25/2036	36,446
1,964,708	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	0.19%	(f)(g)	09/25/2036	140,224
1,964,708	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	6.06%		09/25/2036	632,598
501,652	Series 2006-17-A6	6.00%		12/25/2036	201,081
1,206,008	Series 2006-19-1A7	6.00%		01/25/2037	575,893
1,538,770	Series 2006-9-A2	6.00%		05/25/2036	690,663
5,525,236	Series 2007-15-1A29	6.25%		09/25/2037	3,314,383
5,052,197	Series 2007-21-1A1	6.25%		02/25/2038	2,347,251
445,477	Series 2007-4-1A10	6.00%		05/25/2037	219,512
311,872	Series 2007-8-1A5	5.44%		01/25/2038	125,776
2,974,426	Series 2007-HYB1-2A1	4.07%	(b)	03/25/2037	2,301,973
	Credit Suisse First Boston Mortgage Securities Corp.
800,910	Series 2005-9-3A2	6.00%		10/25/2035	232,584
	Credit Suisse Management LLC
948,728	Series 2005-12-5A1	5.25%		01/25/2036	804,001
	Credit Suisse Mortgage Capital Certificates
711,229	Series 2006-6-1A10	6.00%		07/25/2036	330,425
3,450,082	Series 2006-7-10A1	6.75%		08/25/2036	1,759,437
324,178	Series 2008-2R-1A1	6.00%	(c)(d)	07/25/2037	271,535
2,153,949	Series 2009-9R-10A2	5.50%	(c)	12/26/2035	1,237,121
3,800,000	Series 2020-AFC1-M1	2.84%	(b)(c)	02/25/2050	3,177,775
11,409,248	Series 2020-RPL1-PT1	3.32%	(b)(c)	10/25/2069	8,899,515
1,336,503	Series 2021-JR2-A1	2.22%	(b)(c)	11/25/2061	1,317,211
	Deutsche ALT-A Securities, Inc.
884,368	Series 2005-6-2A1	5.50%		12/25/2035	720,127
183,797	Series 2006-AB4-A1A	6.01%	(b)	10/25/2036	151,681
	Deutsche Mortgage Securities, Inc.
535,259	Series 2009-RS2-1A2	6.27%	(b)(c)(d)	09/26/2036	497,128
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07%	(b)(c)	11/25/2059	3,882,164
	Fannie Mae Connecticut Avenue Securities
16,914,578	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	6.32%	(c)	05/25/2044	16,956,897
	First Horizon Alternative Mortgage Securities
518,890	Series 2005-FA8-1A3	5.50%		11/25/2035	247,930
1,751,301	Series 2007-FA3-A8	6.00%		06/25/2037	604,843
1,854,832	Series 2007-FA4-1A4	6.25%		08/25/2037	729,721
	First Horizon Asset Securities, Inc.
123,531	Series 2006-1-1A2	6.00%		05/25/2036	45,066
	FirstKey Homes Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,000,000	Series 2020-SFR1-F1	3.64%	(c)	08/17/2037	2,900,520
9,500,000	Series 2020-SFR2-D	1.97%	(c)	10/19/2037	8,971,382
9,500,000	Series 2020-SFR2-E	2.67%	(c)	10/19/2037	9,027,467
	FMC GMSR Issuer Trust
10,000,000	Series 2021-GT1-A	3.62%	(b)(c)	07/25/2026	8,970,201
	Freddie Mac Structured Agency Credit Risk Debt Notes
13,728,529	Series 2024-HQA1-M1 (30 day avg SOFR US + 1.25%, 0.00% Floor)	6.59%	(c)	03/25/2044	13,781,855
	Fremont Home Loan Trust
9,669,402	Series 2006-D-2A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.68%		11/25/2036	3,336,586
	Greenpoint Mortgage Funding Trust
4,251,418	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	6.55%		10/25/2045	3,165,158
	GSAMP Trust
7,580,225	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.72%		12/25/2046	3,912,741
	GSR Mortgage Loan Trust
276,339	Series 2006-2F-3A4	6.00%		02/25/2036	121,354
1,584,113	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	1.09%	(f)(g)	10/25/2036	189,416
1,584,113	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.91%		10/25/2036	546,300
743,812	Series 2007-1F-3A14	5.75%		01/25/2037	430,371
1,606,838	Series 2007-2F-3A3	6.00%		03/25/2037	833,705
	Harborview Mortgage Loan Trust
3,656,568	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	5.87%		02/19/2046	3,220,907
4,769,137	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	7.46%		10/25/2037	3,595,726
	Home Partners of America Trust
3,668,820	Series 2019-2-C	3.02%	(c)	10/19/2039	3,367,570
3,903,977	Series 2019-2-D	3.12%	(c)	10/19/2039	3,584,298
7,348,662	Series 2019-2-E	3.32%	(c)	10/19/2039	6,772,093
	HSBC Asset Loan Obligation
2,032,061	Series 2007-1-3A6	6.00%		06/25/2037	921,020
	Indymac IMSC Mortgage Loan Trust
3,609,887	Series 2007-AR1-3A1	5.14%	(b)	06/25/2037	3,296,561
	JP Morgan Alternative Loan Trust
2,226,335	Series 2008-R2-A1	6.62%	(b)(c)	11/25/2036	1,206,152
	JP Morgan Mortgage Trust
350,646	Series 2005-S3-1A1	6.50%		01/25/2036	178,840
1,089,397	Series 2006-A5-3A2	5.09%	(b)	08/25/2036	840,991
1,887,038	Series 2007-S1-2A8	5.75%		03/25/2037	696,939
	Lavender Trust/US
894,769	Series 2010-R11A-A4	8.75%	(b)(c)	10/26/2036	351,905
	Legacy Mortgage Asset Trust
10,817,115	Series 2019-RPL3-PT1	0.00%	(c)	06/25/2058	9,041,967
4,583,742	Series 2020-SL1-M	3.25%	(b)(c)	01/25/2060	4,516,206
	Lehman Brothers Holdings, Inc.
1,311,519	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.66%	(c)	06/25/2037	857,805
5,115,229	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.69%	(c)	06/25/2037	3,346,326
	Lehman Mortgage Trust
723,769	Series 2007-1-1A2	5.75%		02/25/2037	693,357
	Lehman XS Trust
1,425,272	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.80%		08/25/2046	1,236,242
	Long Beach Mortgage Loan Trust
6,598,759	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	6.04%		03/25/2046	2,347,462
	Mastr Adjustable Rate Mortgages Trust
4,523,151	Series 2005-6-3A2	3.95%	(b)	07/25/2035	1,579,237
	MASTR Alternative Loans Trust
826,822	Series 2004-10-5A5	5.75%		09/25/2034	772,377
	Mastr Asset Backed Securities Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
15,375,495	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	5.73%		08/25/2036	5,778,213
	Merrill Lynch Alternative Note Asset
1,342,397	Series 2007-F1-2A6	6.00%		03/25/2037	465,767
	Merrill Lynch Mortgage Investors, Inc.
1,005,112	Series 2006-AF1-AF3B	6.25%		08/25/2036	411,868
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37%	(b)(c)	11/25/2064	3,320,915
	Morgan Stanley Mortgage Loan Trust
3,567,303	Series 2005-10-4A1	5.50%		12/25/2035	2,086,620
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32%	(b)(c)	08/25/2056	3,075,242
	Nomura Asset Acceptance Corp.
3,080,338	Series 2006-AP1-A2	5.52%	(b)	01/25/2036	858,550
712,401	Series 2007-1-1A1A	6.50%	(e)	03/25/2047	600,838
	Opteum Mortgage Acceptance Corp.
6,364,977	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	6.00%		07/25/2036	2,201,430
	PennyMac Mortgage Investment Trust
2,108,298	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.15%	(c)	10/27/2024	2,109,704
10,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	8.46%	(c)	03/25/2026	10,126,370
	PR Mortgage Loan Trust
317,512	Series 2014-1-APT	5.86%	(b)(c)	10/25/2049	293,532
	Pretium Mortgage Credit Partners LLC
2,068,302	Series 2021-RN2-A1	1.74%	(c)(e)	07/25/2051	2,016,856
3,296,890	Series 2021-RN3-A1	1.84%	(c)(e)	09/25/2051	3,180,270
	PRPM LLC
3,184,628	Series 2021-6-A1	1.79%	(c)(e)	07/25/2026	3,128,768
5,987,000	Series 2021-6-A2	3.47%	(c)(e)	07/25/2026	5,782,818
2,398,211	Series 2021-7-A1	1.87%	(c)(e)	08/25/2026	2,346,710
	RALI Trust
1,116,415	Series 2005-QS12-A3	5.50%		08/25/2035	935,013
843,844	Series 2005-QS13-1A6	5.50%		09/25/2035	649,187
355,461	Series 2006-QS12-1A1	6.50%		09/25/2036	155,293
1,553,101	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	5.66%		09/25/2036	1,104,306
1,553,101	Series 2006-QS12-2A13	2.24%	(f)(g)(h)	09/25/2036	152,718
1,684,364	Series 2006-QS18-1A4	6.25%		12/25/2036	1,492,285
1,889,261	Series 2006-QS3-1A14	6.00%		03/25/2036	1,614,906
590,044	Series 2006-QS7-A2	6.00%		06/25/2036	444,053
4,233,970	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.00%	(f)(g)	01/25/2037	190,485
4,456,357	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	6.00%		01/25/2037	3,216,506
566,823	Series 2007-QS11-A1	7.00%		10/25/2037	432,028
316,811	Series 2007-QS5-A1	5.50%		03/25/2037	246,174
	RBSGC Mortgage Pass Through Certificates
452,499	Series 2007-A-2A4	6.25%		01/25/2037	412,146
	Renaissance Home Equity Loan Trust
15,336,140	Series 2006-2-AF2	5.76%	(e)	08/25/2036	5,755,006
9,024,934	Series 2006-3-AF4	5.81%	(e)	11/25/2036	3,061,178
	Residential Asset Securitization Trust
4,144,120	Series 2006-A12-A1	6.25%		11/25/2036	1,490,529
933,628	Series 2006-A8-1A1	6.00%		08/25/2036	506,433
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74%	(b)(c)	09/25/2059	1,893,231
	Securitized Asset Backed Receivables LLC
8,617,972	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	6.00%		03/25/2036	7,731,101
	Sequoia Mortgage Trust
167,990	Series 2013-9-AP	0.00%	(c)(i)	07/25/2043	116,695
	Starwood Mortgage Residential Trust
993,105	Series 2020-3-A1	1.49%	(b)(c)	04/25/2065	946,809
	Structured Adjustable Rate Mortgage Loan Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,266,895	Series 2005-17-5A1	5.76%	(b)	08/25/2035	1,265,576
1,017,965	Series 2005-22-4A1	5.24%	(b)	12/25/2035	909,928
778,210	Series 2008-1-A2	4.90%	(b)	10/25/2037	593,124
	Structured Asset Mortgage Investments, Inc.
2,418,477	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	5.82%		07/25/2046	1,973,624
2,459,975	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.84%		07/25/2046	1,856,126
4,023,668	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	5.88%		08/25/2036	3,176,704
3,521,808	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap)	5.65%		09/25/2047	3,083,275
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.96%		11/25/2037	3,332,723
12,447,438	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.65%	(c)	03/25/2037	10,011,844
	VCAT Asset Securitization LLC
2,685,945	Series 2021-NPL5-A1	1.87%	(c)(e)	08/25/2051	2,646,015
2,965,110	Series 2021-NPL6-A1	1.92%	(c)(e)	09/25/2051	2,904,518
	Velocity Commercial Capital Loan Trust
795,061	Series 2019-1-M6	6.79%	(b)(c)	03/25/2049	623,693
336,655	Series 2019-2-M5	4.93%	(b)(c)	07/25/2049	288,747
1,250,833	Series 2019-2-M6	6.30%	(b)(c)	07/25/2049	969,193
912,857	Series 2020-1-M6	5.69%	(b)(c)	02/25/2050	691,727
1,432,969	Series 2021-1-M3	2.57%	(b)(c)	05/25/2051	1,116,052
3,435,533	Series 2021-1-M4	2.85%	(b)(c)	05/25/2051	2,557,506
3,538,498	Series 2021-2-M4	3.08%	(b)(c)	08/25/2051	2,611,917
	Vericrest Opportunity Loan Transferee
2,228,295	Series 2021-NPL6-A1	5.24%	(c)(e)	04/25/2051	2,226,696
	Verus Securitization Trust
2,200,000	Series 2020-1-B1	3.62%	(b)(c)	01/25/2060	1,904,180
2,634,527	Series 2020-4-A1	1.50%	(c)(e)	05/25/2065	2,503,129
6,685,000	Series 2021-6-B1	4.05%	(b)(c)	10/25/2066	5,061,377
2,073,000	Series 2021-R2-B1	3.25%	(b)(c)	02/25/2064	1,523,279
	WaMu Mortgage Pass Through Certificates
5,491,209	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	6.11%		09/25/2046	4,246,280
8,622,419	Series 2006-AR18-1A1	3.77%	(b)	01/25/2037	7,187,431
6,564,552	Series 2007-HY7-3A1	4.39%	(b)	07/25/2037	5,760,736
	Washington Mutual Alternative Mortgage Pass-Through Certificates
841,939	Series 2005-10-2A8	6.00%		11/25/2035	741,310
2,445,586	Series 2006-5-2CB6	6.00%		07/25/2036	1,726,909
1,702,711	Series 2007-2-1A6	6.00%		04/25/2037	1,332,424
95,917	Series 2007-4-1A1	5.50%		06/25/2037	88,600
	Wells Fargo Alternative Loan Trust
448,240	Series 2007-PA3-1A4	5.75%		07/25/2037	367,602
	Wells Fargo Mortgage Backed Securities Trust
352,175	Series 2006-AR4-2A1	6.17%	(b)	04/25/2036	326,920
1,997,351	Series 2007-7-A1	6.00%		06/25/2037	1,761,929
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $624,698,200)				502,488,082
SHORT TERM INVESTMENTS - 4.3%
7,542,261	First American Government Obligations Fund - U	5.26%	(j)		7,542,261
7,542,261	JPMorgan US Government Money Market Fund - IM	5.26%	(j)		7,542,261
7,542,261	MSILF Government Portfolio - Institutional	5.23%	(j)		7,542,261
	Total Short Term Investments (Cost $22,626,783)				22,626,783
	Total Investments - 100.8% (Cost $651,406,917)				528,941,289
	Other Liabilities in Excess of Assets - (0.8)%				(4,311,349)
	NET ASSETS - 100.0%				$524,629,940

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	95.8%
Short Term Investments	4.3%
Collateralized Loan Obligations	0.4%
Non-Agency Commercial Mortgage Backed Obligations	0.3%
Asset Backed Obligations	0.0%	(a)
Other Assets and Liabilities	(0.8)%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d)	Value determined using significant unobservable inputs.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(g)	Interest only security
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	Principal only security
(j)	Seven-day yield as of period end.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Selective Credit Fund
Investments in Securities
Level 1
Short Term Investments	$22,626,783
Total Level 1	22,626,783
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	499,157,913
Collateralized Loan Obligations	1,948,681
Non-Agency Commercial Mortgage Backed Obligations	1,518,129
Asset Backed Obligations	212,300
Total Level 2	502,837,023
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	3,330,169
Non-Agency Commercial Mortgage Backed Obligations	147,314
Total Level 3	3,477,483
Total	$528,941,289

See the Schedule of Investments for further disaggregation of investment categories.